Derivative Financial Instruments - Foreign currency risk hedging - Movements in the hedging reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Cumulative fair value change at the beginning	€ 1,343
Cumulative fair value change at the end	(21,559)	€ 1,343
Foreign currency risk and Foreign currency risk - Time value
Derivative Financial Instruments
Cumulative fair value change at the beginning	(1,820)
Time value adjustment for the year	(3,621)
Cumulative fair value change at the end	(9,769)	(1,820)
Foreign currency risk and Foreign currency risk - Time value | FX forward contracts
Derivative Financial Instruments
Fair value adjustment for the year	(3,518)	€ (1,820)
Foreign currency risk and Foreign currency risk - Time value | Option collars
Derivative Financial Instruments
Fair value adjustment for the year	€ (810)